UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       CapitalWorks Investment Partners, LLC

Address:    402 West Broadway
            25th Floor
            San Diego, CA 92101

13F File Number: 028-05519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Wylie
Title:      Partner, CapitalWorks Investment Partners, LLC
Phone:      (619) 615-1000


Signature, Place and Date of Signing:

/s/ JOHN D. WYLIE               SAN DIEGO, CALIFORNIA       February 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

            Frank Russell Company
            13F File Number: 28-01190

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  106

Form 13F Information Table Value Total: $69,358
                                        (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                                  FORM 13F INFORMATION TABLE
                                                            CAPITALWORKS INVESTMENT PARTNERS, LLC


COLUMN 1                       COLUMN  2         COLUMN 3     COLUMN 4      COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8

                                                               SHRS    SH/ PUT/   SH/   PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       OR VALUE  PRN AMT    PRN   CALL  DISCRETION   MGRS   SOLE  SHARED  NONE
--------------                 --------------    -----       --------  -------    ----  ----  ----------   ----   ----  ------  ----
MENTOR GRAPHICS CORP           SDCV 6.250% 3/0   587200AF3      977      750,000   PRN        SOLE         NONE   X
DICKS SPORTING GOODS INC       NOTE 1.606% 2/1   253393AB8      904    1,000,000   PRN        SOLE         NONE   X
AMERICAN MED SYS HLDGS INC     NOTE 3.250% 7/0   02744MAA6      875      750,000   PRN        SOLE         NONE   X
FTI CONSULTING INC             NOTE 3.750% 7/1   302941AB5      863      750,000   PRN        SOLE         NONE   X
SCIENTIFIC GAMES CORP          SDCV 0.750%12/0   80874PAD1      858      750,000   PRN        SOLE         NONE   X
JETBLUE AWYS CORP              DBCV 3.750% 3/1   477143AC5      808      750,000   PRN        SOLE         NONE   X
CYTYC CORP                     NOTE 2.250% 3/1   232946AB9      806      750,000   PRN        SOLE         NONE   X
ITRON INC                      NOTE 2.500% 8/0   465741AJ5      799      750,000   PRN        SOLE         NONE   X
EDWARDS LIFESCIENCES CORP      DBCV 3.875% 5/1   28176EAB4      765      750,000   PRN        SOLE         NONE   X
LIBERTY MEDIA CORP             DEB 3.500% 1/1    530715AN1      748      750,000   PRN        SOLE         NONE   X
CHURCH & DWIGHT INC            DBCV 5.250% 8/1   171340AC6      720      500,000   PRN        SOLE         NONE   X
WILSON GREATBATCH TECHNOLOGI   SDCV 2.250% 6/1   972232AB8      693      750,000   PRN        SOLE         NONE   X
INTEL CORP                     SDCV 2.950%12/1   458140AD2      679      750,000   PRN        SOLE         NONE   X
LAMAR ADVERTISING CO           NOTE 2.875%12/3   512815AG6      678      500,000   PRN        SOLE         NONE   X
RYERSON INC                    NOTE 3.500%11/0   78375PAD9      661      500,000   PRN        SOLE         NONE   X
LEVEL 3 COMMUNICATIONS INC     NOTE 3.500% 6/1   52729NBK5      621      500,000   PRN        SOLE         NONE   X
PSS WORLD MED INC              NOTE 2.250% 3/1   69366AAB6      615      500,000   PRN        SOLE         NONE   X
SCHEIN HENRY INC               NOTE 3.000% 8/1   806407AB8      605      500,000   PRN        SOLE         NONE   X
TRIZETTO GROUP INC             NOTE 2.750%10/0   896882AB3      586      500,000   PRN        SOLE         NONE   X
PROTEIN DESIGN LABS INC        NOTE 2.750% 8/1   74369LAD5      568      500,000   PRN        SOLE         NONE   X
YELLOW ROADWAY CORP            NOTE 3.375%11/2   985577AB1      568      500,000   PRN        SOLE         NONE   X
EURONET WORLDWIDE INC          NOTE 3.500%10/1   298736AF6      532      500,000   PRN        SOLE         NONE   X
TRINITY INDS INC               NOTE 3.875% 6/0   896522AF6      505      500,000   PRN        SOLE         NONE   X
OMI CORP                       NOTE 2.875%12/0   670874AF3      481      500,000   PRN        SOLE         NONE   X
GARTNER INC                    COM               366651107    1,987      100,400   SH         SOLE         NONE   X
ADVENT SOFTWARE INC            COM               007974108    1,465       41,500   SH         SOLE         NONE   X
CUTERA INC                     COM               232109108    1,409       52,200   SH         SOLE         NONE   X
POLYCOM INC                    COM               73172K104    1,332       43,100   SH         SOLE         NONE   X
HEALTHCARE SVCS GRP INC        COM               421906108    1,318       45,500   SH         SOLE         NONE   X
AMN HEALTHCARE SERVICES INC    COM               001744101    1,311       47,600   SH         SOLE         NONE   X
NUANCE COMMUNICATIONS INC      COM               67020Y100    1,191      103,900   SH         SOLE         NONE   X
ULTIMATE SOFTWARE GROUP INC    COM               90385D107    1,186       51,000   SH         SOLE         NONE   X
SBA COMMUNICATIONS CORP        COM               78388J106    1,078       39,200   SH         SOLE         NONE   X
NUVASIVE INC                   COM               670704105    1,060       45,900   SH         SOLE         NONE   X
INTRALASE CORP                 COM               461169104    1,054       47,100   SH         SOLE         NONE   X
ICONIX BRAND GROUP INC         COM               451055107    1,016       52,400   SH         SOLE         NONE   X
SUPERIOR ENERGY SVCS INC       COM               868157108    1,013       31,000   SH         SOLE         NONE   X
EQUINIX INC                    COM NEW           29444U502      945       12,500   SH         SOLE         NONE   X
CENTURY CASINOS INC            COM               156492100      944       84,600   SH         SOLE         NONE   X
OPNET TECHNOLOGIES INC         COM               683757108      942       65,200   SH         SOLE         NONE   X
LAWSON SOFTWARE INC NEW        COM               52078P102      941      127,400   SH         SOLE         NONE   X
ON ASSIGNMENT INC              COM               682159108      927       78,900   SH         SOLE         NONE   X
LAYNE CHRISTENSEN CO           COM               521050104      893       27,200   SH         SOLE         NONE   X
PHASE FORWARD INC              COM               71721R406      842       56,200   SH         SOLE         NONE   X
DAKTRONICS INC                 COM               234264109      818       22,200   SH         SOLE         NONE   X
TRANSACTION SYS ARCHITECTS     COM               893416107      795       24,400   SH         SOLE         NONE   X
APPLERA CORP                   COM CELERA GRP    038020202      790       56,500   SH         SOLE         NONE   X
DEALERTRACK HLDGS INC          COM               242309102      762       25,900   SH         SOLE         NONE   X
DEVRY INC DEL                  COM               251893103      762       27,200   SH         SOLE         NONE   X
TRIZETTO GROUP INC             COM               896882107      727       39,600   SH         SOLE         NONE   X
TELETECH HOLDINGS INC          COM               879939106      704       29,500   SH         SOLE         NONE   X
PMC-SIERRA INC                 COM               69344F106      662       98,700   SH         SOLE         NONE   X
INTER PARFUMS INC              COM               458334109      652       34,000   SH         SOLE         NONE   X
INSITUFORM TECHNOLOGIES INC    CL A              457667103      649       25,100   SH         SOLE         NONE   X
APPLIED MICRO CIRCUITS CORP    COM               03822W109      648      182,000   SH         SOLE         NONE   X
ENTEGRIS INC                   COM               29362U104      643       59,452   SH         SOLE         NONE   X
OPSWARE INC                    COM               68383A101      642       72,800   SH         SOLE         NONE   X
INVERNESS MED INNOVATIONS IN   COM               46126P106      623       16,100   SH         SOLE         NONE   X
HEALTHEXTRAS INC               COM               422211102      586       24,300   SH         SOLE         NONE   X
LIGHTBRIDGE INC                COM               532226107      584       43,100   SH         SOLE         NONE   X
AMEDISYS INC                   COM               023436108      581       17,665   SH         SOLE         NONE   X
INPHONIC INC                   COM               45772G105      574       51,800   SH         SOLE         NONE   X
OCCAM NETWORKS INC             COM NEW           67457P309      558       33,800   SH         SOLE         NONE   X
VALMONT INDS INC               COM               920253101      555       10,000   SH         SOLE         NONE   X
LIFE TIME FITNESS INC          COM               53217R207      548       11,300   SH         SOLE         NONE   X
ESCO TECHNOLOGIES INC          COM               296315104      545       12,000   SH         SOLE         NONE   X
SYNCHRONOSS TECHNOLOGIES INC   COM               87157B103      543       39,600   SH         SOLE         NONE   X
ABIOMED INC                    COM               003654100      526       37,300   SH         SOLE         NONE   X
VENTANA MED SYS INC            COM               92276H106      521       12,100   SH         SOLE         NONE   X
BALDOR ELEC CO                 COM               057741100      515       15,400   SH         SOLE         NONE   X
AMBASSADORS GROUP INC          COM               023177108      513       16,900   SH         SOLE         NONE   X
RADVISION LTD                  ORD               M81869105      502       25,000   SH         SOLE         NONE   X
PEOPLESUPPORT INC              COM               712714302      499       23,700   SH         SOLE         NONE   X
JONES SODA CO                  COM               48023P106      498       40,500   SH         SOLE         NONE   X
NOVEN PHARMACEUTICALS INC      COM               670009109      476       18,700   SH         SOLE         NONE   X
HMS HLDGS CORP                 COM               40425J101      464       30,600   SH         SOLE         NONE   X
CRAY INC                       COM NEW           225223304      461       38,800   SH         SOLE         NONE   X
L-1 IDENTITY SOLUTIONS INC     COM               50212A106      457       30,200   SH         SOLE         NONE   X
SANTARUS INC                   COM               802817304      453       57,800   SH         SOLE         NONE   X
JAMBA INC                      COM               47023A101      446       44,300   SH         SOLE         NONE   X
APPLIX INC                     COM               038316105      441       38,900   SH         SOLE         NONE   X
BRIGHT HORIZON FAMILY SOLUTI   COM               109195107      433       11,200   SH         SOLE         NONE   X
MCCORMICK & SCHMICKS SEAFD R   COM               579793100      428       17,800   SH         SOLE         NONE   X
LANDEC CORP                    COM               514766104      426       39,600   SH         SOLE         NONE   X
FOUNDATION COAL HLDGS INC      COM               35039W100      419       13,200   SH         SOLE         NONE   X
GFI GROUP INC                  COM               361652209      417        6,700   SH         SOLE         NONE   X
SENOMYX INC                    COM               81724Q107      396       30,500   SH         SOLE         NONE   X
TAKE-TWO INTERACTIVE SOFTWAR   COM               874054109      396       22,300   SH         SOLE         NONE   X
ASPEN TECHNOLOGY INC           COM               045327103      393       35,700   SH         SOLE         NONE   X
SMITH & WESSON HLDG CORP       COM               831756101      383       37,000   SH         SOLE         NONE   X
TYLER TECHNOLOGIES INC         COM               902252105      380       27,000   SH         SOLE         NONE   X
HERCULES OFFSHORE INC          COM               427093109      364       12,600   SH         SOLE         NONE   X
VARIAN INC                     COM               922206107      363        8,100   SH         SOLE         NONE   X
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B    40051E202      357        8,400   SH         SOLE         NONE   X
POLYMEDICA CORP                COM               731738100      343        8,500   SH         SOLE         NONE   X
PSS WORLD MED INC              COM               69366A100      320       16,400   SH         SOLE         NONE   X
STANDARD MICROSYSTEMS CORP     COM               853626109      299       10,700   SH         SOLE         NONE   X
AMERICAN ECOLOGY CORP          COM NEW           025533407      296       16,000   SH         SOLE         NONE   X
VOLTERRA SEMICONDUCTOR CORP    COM               928708106      290       19,300   SH         SOLE         NONE   X
HEALTHWAYS INC                 COM               422245100      281        5,900   SH         SOLE         NONE   X
FIRST CASH FINL SVCS INC       COM               31942D107      264       10,200   SH         SOLE         NONE   X
ILLUMINA INC                   COM               452327109      256        6,500   SH         SOLE         NONE   X
DELIA'S INC NEW                COM               246911101      119       11,300   SH         SOLE         NONE   X
AMERIGON INC                   COM               03070l300      100       10,400   SH         SOLE         NONE   X
CALLIDUS SOFTWARE INC          COM               13123E500       79       12,500   SH         SOLE         NONE   X
METALICO INC                   COM               591176102       65       12,900   SH         SOLE         NONE   X




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